Intangible Assets - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	£ 351	£ 342
Additions	114	112
Disposals	0	0
Charge	(116)	(100)
Impairment	0	(3)
Other intangibles at end of period	349	351
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	1,272	1,346
Additions	114	112
Disposals	(36)	(186)
Charge	0	0
Impairment		0
Other intangibles at end of period	1,350	1,272
Accumulated amortisation / impairment
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	(921)	(1,004)
Additions	0	0
Disposals	36	186
Charge	116	100
Impairment		3
Other intangibles at end of period	£ (1,001)	£ (921)